December 3, 2012

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090) on behalf of MFS® Asia Pacific ex-Japan Fund, MFS® European Equity Fund and MFS® Latin American Equity Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 46 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on November 27, 2012.

Please call the undersigned at (617) 954-5822 or Jennifer Moore at (617) 954-5923 with any questions you may have.

Very truly yours,

CHRISTOPHER R. BOHANE
Christopher R. Bohane
Senior Counsel and Vice President

CRB/bjn